S-K 1603(b) Conflicts of Interest	Jan. 30, 2026
SPAC Sponsor, Conflict of Interest [Line Items]
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which: (a) may be a corporate opportunity (including with respect to any business transaction that may involve another Averin entity) for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or office to any other entity. Below is a table summarizing the entities to which our officers, directors and director nominees currently have fiduciary duties or contractual obligations that may present a conflict of interest:

Name of Individual	Entity Name	Entity’s Business	Affiliation
David A. Berry	Averin Capital LLC	Investments	Co-Founder and Managing Partner
	Averin Health Opportunities Fund I	Investments	Advisor
	Oaktree Acquisition Corp. III Life Sciences	SPAC	Director

Alex Lau	Averin Capital LLC	Investments	Partner and Head of Operations

Ulrik Schulze	Sanrigen GmbH	Consulting	Managing Director and Chairman
	The Boston Consulting Group (Switzerland)	Consulting	Senior Advisor
	BioVersys AG	Biotechnology	Director (Non-Executive)
	Averin Capital LLC Biograil Aps Indivi AG	Investments Biotechnology Techbio (technology/biotechnology)	Advisor Director (Non-Executive) Director (Non-Executive)

Graeme Bell	Owkin, Inc.	Artificial Intelligence	Group Chief Financial Officer
	Mindstate Design Labs Inc.	Biotechnology	Director
	Symbiotix Health Ltd.	Health data	Advisor
	ValueCycle LLC	Advisory	Founder and Principal
	Raphael Labs Ltd.	Biotechnology	Advisor

Mary T. Szela	TriSalus Life Sciences, Inc.	Biotechnology	Chief Executive Officer and Director
	Absci Corporation	Biotechnology	Director
	Kura Oncology, Inc.	Biotechnology	Director

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors. In the event we seek to complete our initial business combination with such a company, we, or a committee of independent directors, would obtain an opinion from an independent entity that commonly renders valuation opinions, or from an independent accounting firm, that such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares, private placement units and any public shares purchased during or after the offering in favor of our initial business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto).

For more information on certain risks and conflicts of interests, please also see “Risk Factors — Risks Relating to our Sponsor and Management Team.”